Benefit Plans - Weighted-Average Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.67%	5.05%	5.90%
Net Periodic Benefit Costs | U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.05%	5.90%	6.00%
Expected long-term return on plan assets	7.50%	8.00%	8.50%
Rate of compensation increase	4.21%	4.00%	4.00%
Net Periodic Benefit Costs | Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.82%	5.13%	5.50%
Expected long-term return on plan assets	4.09%	4.50%	4.50%
Rate of compensation increase	2.98%	2.98%	3.00%
Net Periodic Benefit Costs | Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.05%	5.90%	6.00%